Business Segments (Income (loss) from continuing operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Summary information for the reportable segments
Rental and other property revenues																	$ 991,428	[1]	$ 943,258	[1]	$ 922,910	[1]
Tax credit and asset management revenues																	41,769		38,661		35,630
Total revenues	265,995	[2]	260,684	[2]	253,908	[2]	252,610	[2]	248,452	[2]	247,838	[2]	242,868	[2]	242,761	[2]	1,033,197		981,919		958,540
Property operating expenses																	402,225	[1]	405,866	[1]	415,513	[1]
Investment management expenses																	12,008		10,459		14,477
Depreciation and amortization																	345,077	[1]	342,820	[1]	363,261	[1]
Provision for real estate impairment losses																	8,349	[1]	915	[1]	65	[1]
General and administrative expenses																	49,602		50,906		53,374
Other expenses, net																	15,776		17,796		9,267
Total operating expenses	(205,138)	[2]	(209,940)	[2]	(205,544)	[2]	(212,415)	[2]	(209,822)	[2]	(208,884)	[2]	(199,930)	[2]	(210,126)	[2]	(833,037)		(828,762)		(855,957)
Net operating income (loss)	60,857	[2]	50,744	[2]	48,364	[2]	40,195	[2]	38,630	[2]	38,954	[2]	42,938	[2]	32,635	[2]	200,160		153,157		102,583
Other items included in continuing operations																	(215,066)		(288,760)	[3]	(263,360)	[3]
Loss from continuing operations	9,060	[2]	5,943	[2]	(7,377)	[2]	(22,532)	[2]	(35,081)	[2]	(25,448)	[2]	(43,859)	[2]	(31,215)	[2]	(14,906)		(135,603)		(160,777)
Conventional Real Estate Operations [Member]
Summary information for the reportable segments
Rental and other property revenues																	811,741	[1]	769,931	[1]	751,123	[1]
Tax credit and asset management revenues
Total revenues																	811,741		769,931		751,123
Property operating expenses																	294,715	[1]	284,649	[1]	287,761	[1]
Investment management expenses
Depreciation and amortization																		[1]		[1]		[1]
Provision for real estate impairment losses																		[1]		[1]		[1]
General and administrative expenses
Other expenses, net																			0		0
Total operating expenses																	(294,715)		(284,649)		(287,761)
Net operating income (loss)																	517,026		485,282		463,362
Other items included in continuing operations																			0	[3]	0	[3]
Loss from continuing operations																	517,026		485,282		463,362
Affordable Real Estate Operations [Member]
Summary information for the reportable segments
Rental and other property revenues																	101,524	[1]	97,793	[1]	93,469	[1]
Tax credit and asset management revenues
Total revenues																	101,524		97,793		93,469
Property operating expenses																	39,968	[1]	38,453	[1]	40,051	[1]
Investment management expenses
Depreciation and amortization																		[1]		[1]		[1]
Provision for real estate impairment losses																		[1]		[1]		[1]
General and administrative expenses
Other expenses, net																			0		0
Total operating expenses																	(39,968)		(38,453)		(40,051)
Net operating income (loss)																	61,556		59,340		53,418
Other items included in continuing operations																			0	[3]	0	[3]
Loss from continuing operations																	61,556		59,340		53,418
Proportionate Adjustments [Member]
Summary information for the reportable segments
Rental and other property revenues																	77,683	[1],[4]	74,340	[1],[4]	75,543	[1],[4]
Tax credit and asset management revenues																		[4]		[4]		[4]
Total revenues																	77,683	[4]	74,340	[4]	75,543	[4]
Property operating expenses																	29,695	[1],[4]	29,917	[1],[4]	32,627	[1],[4]
Investment management expenses																		[4]		[4]		[4]
Depreciation and amortization																		[1],[4]		[1],[4]		[1],[4]
Provision for real estate impairment losses																		[1],[4]		[1],[4]		[1],[4]
General and administrative expenses																		[4]		[4]		[4]
Other expenses, net																		[4]	0	[4]	0	[4]
Total operating expenses																	(29,695)	[4]	(29,917)	[4]	(32,627)	[4]
Net operating income (loss)																	47,988	[4]	44,423	[4]	42,916	[4]
Other items included in continuing operations																		[4]	0	[3],[4]	0	[3],[4]
Loss from continuing operations																	47,988	[4]	44,423	[4]	42,916	[4]
Corporate and Amounts Not Allocated to Segments [Member]
Summary information for the reportable segments
Rental and other property revenues																	480	[1]	1,194	[1]	2,775	[1]
Tax credit and asset management revenues																	41,769		38,661		35,630
Total revenues																	42,249		39,855		38,405
Property operating expenses																	37,847	[1]	52,847	[1]	55,074	[1]
Investment management expenses																	12,008		10,459		14,477
Depreciation and amortization																	345,077	[1]	342,820	[1]	363,261	[1]
Provision for real estate impairment losses																	8,349	[1]	915	[1]	65	[1]
General and administrative expenses																	49,602		50,906		53,374
Other expenses, net																	15,776		17,796		9,267
Total operating expenses																	(468,659)		(475,743)		(495,518)
Net operating income (loss)																	(426,410)		(435,888)		(457,113)
Other items included in continuing operations																	(215,066)		(288,760)	[3]	(263,360)	[3]
Loss from continuing operations																	$ (641,476)		$ (724,648)		$ (720,473)

[1]	Proportionate property net operating income, our key measurement of segment profit or loss, excludes property management revenues (which are included in rental and other property revenues), property management expenses and casualty gains and losses (which are included in property operating expenses), depreciation and amortization and provision for real estate impairment losses. Accordingly, we do not allocate these amounts to our segments.
[2]	Certain reclassifications have been made to 2012 and 2011 quarterly amounts to conform to the full year 2012 presentation, primarily related to treatment of discontinued operations.
[3]	In addition to the other items included in continuing operations presented in the table for the years ending December 31, 2011 and 2010, the Aimco Operating Partnership recognized $1.3 million and $0.9 million, respectively, of interest income on its notes receivable from Aimco. These notes were repaid by Aimco during the three months ended December 31, 2011.
[4]	Represents adjustments for the noncontrolling interests in consolidated real estate partnerships’ share of the results of our consolidated properties and the results of consolidated properties that we do not manage, which are excluded from our measurement of segment performance but included in the related consolidated amounts, and our share of the results of operations of our unconsolidated real estate partnerships that we manage, which are included in our measurement of segment performance but excluded from the related consolidated amounts.